Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 10 – Commitments and contingencies

The Company entered into a 24-month office lease at 5232 E Pima Street, Suite D, Tucson, Arizona, effective October 1, 2016 through September 30, 2018, with a base rent of $2,100 per month through September 30, 2017 and then $2,163 per month through September 30, 2018.

NOTE 14 – Commitments and Contingencies

We are required to pay annual rentals for our federal lode mining claims for the North Pipes project in the State of Arizona. The rental period begins at noon on September 1st through the following September 1st and rental payments are due by the first day of the rental period. The annual rentals are $155 per claim. The rentals of $1,705 for the period from September 1, 2016 to September 1, 2017 have been paid. The rentals due by September 1, 2017 for the period from September 1, 2017 through September 1, 2018 of $1,705 have not been paid.

We are required to pay annual rentals for our federal lode mining claims for our East Silverbell project in the State of Arizona. The rental period begins at noon on September 1st through the following September 1st and rental payments are due by the first day of the rental period. The annual rental is $155 per claim. The rentals of $4,030 for the period from September 1, 2016 to September 1, 2017 have been paid. The annual rentals due by September 1, 2017 of $4,030 are required to maintain the East Silverbell claims are for the period from September 1, 2017 through September 1, 2018 have not been paid. There is no requirement for annual assessment or exploration work on the federal lode mining claims. There are no royalties associated with the federal lode mining claims.

We are required to pay annual rentals for our federal lode mining claims for the Tombstone project in the State of Arizona. The rental period begins at noon on September 1st through the following September 1st and rental payments are due by the first day of the rental period. The annual rentals are $155 per claim. The rentals due by September 1, 2017 for the period from September 1, 2017 through September 1, 2018 of $14,725 have not been paid. We are required to pay annual rentals for our Arizona State Land Department Mineral Exploration Permits (“AZ MEP”) at our Tombstone Hay Mountain project in the State of Arizona. AZ MEP permits are valid for 1 year and renewable for up to 5 years. The rental fee is $2.00 per acre for the first year, which includes the second year, and $1.00 per acre per year for years three through five. The minimum work expenditure requirements are $10 per acre per year for years one and two and $20 per acre per year for years three through five. If the minimum work expenditure requirement is not met the applicant can pay the equal amount in fees to the Arizona State Land Department to keep the AZ MEP permits current. The rental period begins on September 30th through the following September 29th for our Phase 1 permits, and September 14th through September 13th for our Phase 2 permits. Rental payments are due by the first day of the rental period. We hold AZ MEP permits for 1,886.88 acres at our Tombstone project. On September 20, 2016 we filed for renewal of three MEP’s permits which were set to expire by retaining them the full 5 year term and requesting from the Arizona State Land Department that we let them expire and simultaneously reapply for them which gives us the opportunity to have them for another five years We will need to pay rental fees for our Phase 1 AZ MEP’s before September 29, 2017 in the amount of $1,500. Required minimum work expenditures for the period ending September 29, 2017 is $18,468.80. The annual rental due by September 13, 2016 to maintain the Phase 2 AZ MEP permit is $540. Required minimum work expenditures for the period ending September 13, 2017 is $400.

The Company entered into a 24-month office lease at 5232 E Pima Street, Suite D, Tucson, Arizona, effective October 1, 2016 through September 30, 2018, with a base rent of $2,100 per month through September 30, 2017 and then $2,163 per month through September 30, 2018.